Document and Entity Information	Jul. 31, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2023
Entity File Number	000-56082
Entity Registrant Name	LODGING FUND REIT III, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	83-0556111
Entity Address, Address Line One	1635 43rd Street South
Entity Address, Adress Line Two	Suite 205
Entity Address, City or Town	Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58103
City Area Code	701
Local Phone Number	630-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001745032
Amendment Flag	false